SHARE BASED PAYMENT ARRANGEMENTS - Schedule of terms and conditions of share-based payment arrangement (Details)	12 Months Ended
	Dec. 31, 2021 Share shares	Dec. 31, 2020 Share shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | shares	13,813	5,791
Ending balance | shares	22,287	13,813
Contractual Life of Options	10 years
Instrument granted On June 2020 with quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		2
Contractual Life of Options		5 years 7 months 6 days
Instrument granted On June 2020 with immediate vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		3
Contractual Life of Options		5 years 7 months 6 days
Instrument granted On June 2020 with 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		4,000
Contractual Life of Options		10 years
Instrument granted On June 2020 with 50 immediately, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		450
Contractual Life of Options		10 years
Instrument Granted On June 2020 with 400 immediately, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		1,400
Contractual Life of Options		10 years
Instrument Granted On June 2020 with 1 Year vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		1,123
Contractual Life of Options		10 years
Instrument Granted On June 2020 with immediate vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		50
Contractual Life of Options		10 years
Instrument Granted On June 2020 with immediate vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		225
Contractual Life of Options		7 years 9 months 18 days
Instrument Granted On August, 2020 with immediate vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		50
Contractual Life of Options		10 years
Instrument Granted On August, 2020 with quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		499
Contractual Life of Options		10 years
Instrument Granted On October, 2020 with quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted		220
Contractual Life of Options		10 years
Instrument Granted On January, 2020 with 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	60
Contractual Life of Options	10 years
Instrument Granted On March, 2020 with immediate vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	244
Contractual Life of Options	10 years
Instrument Granted On March, 2020 with quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	100
Contractual Life of Options	10 years
Instrument Granted On March, 2020 with 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	250
Contractual Life of Options	10 years
Instrument Granted On January, 2021 with 25% immediately, 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	2,441
Contractual Life of Options	10 years
Instrument Granted On January, 2021 with 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	165
Contractual Life of Options	10 years
Instrument Granted On January, 2021 with quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	1,670
Contractual Life of Options	10 years
Instrument Granted On March, 2021 with 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	241
Contractual Life of Options	10 years
Instrument Granted On March, 2021 with quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	114
Contractual Life of Options	10 years
Instrument Granted On May, 2021 with 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	190
Contractual Life of Options	10 years
Instrument Granted On May, 2021 with 3 years quarterly [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	705
Contractual Life of Options	10 years
Instrument Granted On August, 2021 with 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	65
Contractual Life of Options	10 years
Instrument Granted On August, 2021 with quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	450
Contractual Life of Options	10 years
Instrument Granted On November, 2021 with 25% on first anniversary, then quarterly vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	1,220
Contractual Life of Options	10 years
Instrument Granted On November, 2021 with 3 years quarterly [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Instruments granted	559
Contractual Life of Options	10 years